COMMITMENT AND CONTINGENCIES	12 Months Ended
Sep. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENT AND CONTINGENCIES

NOTE 15 – COMMITMENT AND CONTINGENCIES

The Company, from time to time, may be a party to claims and legal proceedings generally incidental to its business. As of September 30, 2025, Company has no material purchase commitments, significant leases and unused letter of credit.